CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025
Shareholders' equity (deficiency)
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued (in shares)	28,343,067			11,638,713
Common stock, shares outstanding (in shares)	28,343,067			11,638,713
DevvStream Holdings, Inc. [Member]
Shareholders' equity (deficiency)
Common stock, no par value (in dollars per share)		$ 0	$ 0
Common stock, shares authorized, unlimited		Unlimited	Unlimited
DevvStream Holdings, Inc. [Member] | SVS [Member]
Shareholders' equity (deficiency)
Common stock, shares issued (in shares)		29,603,123	28,419,790
Common stock, shares outstanding (in shares)		29,603,123	28,419,790
DevvStream Holdings, Inc. [Member] | MVS [Member]
Shareholders' equity (deficiency)
Common stock, shares issued (in shares)		4,650,000	4,650,000
Common stock, shares outstanding (in shares)		4,650,000	4,650,000